Finance receivables, net (Movements in the allowance for credit losses) (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance as of January 1	¥ 134,169	¥ 22,486	¥ 0
Charge for the year	528,824	196,320	29,052
Reversal of impairment for the year	(9,851)	0	0
Write off for the year	(312,177)	(84,637)	(6,566)
Recovery of finance receivables written off in previous year	9,851	0	0
Balance as of December 31	¥ 350,816	¥ 134,169	¥ 22,486